CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net Loss	$ (31,747)	$ (5,726)	$ (30,679)	$ (24,663)	$ (22,439)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation & amortization	1,422	1,317	5,320	4,997	3,956
Amortization of intangibles	157	268	1,069	1,046	1,053
Unrealized loss on derivatives	11,042	0	(71,041)	0	0
Gain on extinguishment of debt, net			(7,117)	0	0
Stock-based compensation	12,490	502	54,417	1,730	1,747
Write-off of other intangible assets			3,009	0	0
Amortization of deferred debt charges	0	167	493	657	242
Loss (gain) on asset dispositions			24	458	(4)
Reverse recapitalization costs allocated to warrants and earnouts			1,604	0	0
Changes in operating assets and liabilities, net of reverse recapitalization
Accounts receivable	841	(785)	(4,846)	283	(239)
Other current assets	575	(222)	(2,902)	343	(283)
Other assets	344	(19)	16	149	71
Accounts payable	2,503	(482)	(856)	2,179	953
Other current liabilities	1,764	2,646	1,111	2,066	(1,401)
Other liabilities	(1,126)	(1,451)	(1,248)	1,554	0
Deferred revenue	804	1,370	12,735	2,547	26
Net Cash Used In Operating Activities	(931)	(2,415)	(38,891)	(6,654)	(16,318)
Cash Flows From Investing Activities
Capital expenditures	(1,264)	(848)	(5,163)	(2,874)	(6,356)
Net Cash Used In Investing Activities	(1,264)	(848)	(5,163)	(2,874)	(6,356)
Cash Flows From Financing Activities
Proceeds from reverse recapitalization, net			557,574	0	0
Payments to legacy investors	(767)	0	(336,079)	0	0
Payments of reverse recapitalization costs	0	(444)	(21,638)	0	0
Proceeds from loan and security agreement			11,000	4,000	35,000
Proceeds from promissory note			0	8,293	0
Repayment of loan and security agreement			(50,000)	0	0
Repayment of revolving debt facility			0	0	(10,000)
Payments of debt issuance costs			0	0	(613)
Payment of debt extinguishment costs			(1,607)	0	0
Other	(49)	0
Net Cash Used In Financing Activities	(816)	(444)	159,250	12,293	24,387
Effect of Exchange Rate Change on Cash, Cash Equivalents, and Restricted cash	(5)	7	1	21	28
Net increase/(decrease) in Cash, Cash Equivalents, and Restricted cash	(3,016)	(3,700)	115,197	2,786	1,741
Cash, Cash equivalents, and Restricted Cash, Beginning of Year	145,879	30,682	30,682	27,896	26,155
Cash, Cash Equivalents, and Restricted Cash, End of Period	142,863	26,982	145,879	30,682	27,896
Supplemental Cash Flow Information
Purchase of fixed assets included in accounts payable	88	122	44	28	39
Cash paid for interest			4,069	4,148	1,442
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Stock-based compensation included in capitalized internal use software			54,960	1,730	1,747
Software developed or obtained for internal use
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Stock-based compensation included in capitalized internal use software	$ 606	$ 0	$ 543	$ 0	$ 0